Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalent	$ 17,702	$ 8,530
Restricted cash	2,462	2,508
Marketable securities	14,591	26,085
Loans receivable, net	60,650	58,620
Prepaid expenses and other receivables	6,495	11,042
Investment portfolio	6,484	11,991
Property and equipment	175	364
Investment in sublease, net and right-of-use assets	724	1,073
Intangible assets	25,996	31,080
Goodwill	38,355	38,355
Total assets	173,634	189,648
Liabilities
Accounts payable, accruals and other	16,461	22,181
Lease liability	1,020	1,541
Credit facility	51,713	48,792
Debentures	31,886	35,287
Deferred tax liability	233	630
Total liabilities	101,313	108,431
Equity
Share capital	388,730	389,717
Contributed surplus	39,117	37,424
Foreign currency translation reserve	(1,483)	(416)
Deficit	(354,043)	(345,508)
Total equity	72,321	81,217
Total equity and liabilities	$ 173,634	$ 189,648